Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

Note 8 - PROPERTY AND EQUIPMENT, NET

As of December 31, 2022 and December 31, 2021, property and equipment, net consisted of the following:

	December 31, 2022	December 31, 2021
Electronic equipment	$541,931	$168,308
Office equipment	13,777	14,391
Leasehold improvement	510,915	339,657
Total property and equipment	1,066,623	522,356
Less: accumulated depreciation	(377,262)	(199,959)
Total property and equipment, net	$689,361	$322,397

The Company added leasehold improvement of $207,069 for the fiscal years ended December 31, 2022. Leasehold amortization expenses for the fiscal years ended December 31, 2022, 2021 and 2020 were $145,989,nil and nil. Depreciation expenses for the fiscal years ended December 31, 2022, 2021 and 2020, were $52,808, $36,883 and $31,957, respectively. There was no disposals and impairment recorded for these property and equipment for the years ended December 31, 2022, 2021 and 2020.